Accounts Payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accounts Payable
33	ACCOUNTS PAYABLE
Accounts payable primarily include payables for expenditure of network expansion, maintenance and support expenses and interconnection expenses, etc.
The aging analysis of accounts payable is as follows:

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Base on invoice date:
Within 180 days	86,545	85,872
181 days to 1 year	28,948	41,316
Over 1 year	37,219	40,802

	152,712	167,990

All the accounts payable are expected to be settled within one year or are repayable on demand.